FAIR VALUE OF ASSETS AND LIABILITIES (Details) - Schedule of assets and liabilities measured at fair value - Fair Value, Recurring [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Long-term investments	¥ 431,301	¥ 413,959
Investment in marketable securities	200,679	169,815
Total Assets	631,980	583,774
Level 1 [Member]
Assets
Long-term investments
Investment in marketable securities	200,679	169,815
Total Assets	200,679	169,815
Level 2 [Member]
Assets
Long-term investments
Investment in marketable securities
Total Assets
Level 3 [Member]
Assets
Long-term investments	431,301	413,959
Investment in marketable securities
Total Assets	¥ 431,301	¥ 413,959